Net Income (Loss) Per Common Share	9 Months Ended
Sep. 30, 2011
Net Income (Loss) Per Common Share [Abstract]
Net Income (Loss) Per Common Share

Note 5:  Net Income (Loss) per Common Share

Basic income (loss) per share ("Basic EPS") is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period.  Diluted income (loss) per share ("Diluted EPS") is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the reporting period while also giving effect to all potentially dilutive common shares that were outstanding during the reporting period.

 Entities that have issued securities other than common stock that participate in dividends with the common stock ("participating securities") are required to apply the two-class method to compute EPS.  The two-class method is an earnings allocation method under which basic and diluted EPS is calculated for each class of common stock and participating security as if all such earnings had been distributed during the period.  On December 22, 2008, the Company issued Preferred Stock – Series B which participates in dividends with the Company's common stock and is therefore considered to be a participating security.   Thus, the Company calculates basic and diluted EPS using the two-class method.  The Company does not intend to pay dividends on its common or preferred stock.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except share and per share data):

	Three Months Ended September 30, 2011 (unaudited)			Three Months Ended September 30, 2010 (unaudited)
	Income	Average Shares	Per Share Amount	Income	Average Shares	Per Share Amount
Basic EPS
Net income	$4,119			$3,551
Income allocated to participating securities	$1,015			$979
Income allocated to common shares	$3,104	23,084,229	$0.13	$2,572	19,883,029	$0.13
Diluted EPS
Less: Change in fair value of warrant liability allocated to common shares	2,268			524
Diluted potential common shares		2,238,691			4,361,448
Income allocated to common shares	$836	25,322,920	$0.03	$2,048	24,244,477	$0.08

	Nine Months Ended September 30, 2011 (unaudited)			Nine Months Ended September 30, 2010 (unaudited)
	Income	Average Shares	Per Share Amount	Income	Average Shares	Per Share Amount
Basic EPS
Net income (loss)	$3,752			$(5,000)
Income (loss) allocated to participating securities	$954			$—
Income (loss) allocated to common shares	$2,798	22,153,525	$0.13	$(5,000)	18,781,185	$(0.27)
Diluted EPS
Less: Change in fair value of warrant liability allocated to common shares	$2,247			—
Diluted potential common shares		3,488,580			—
Income (loss) allocated to common shares	$551	25,642,105	$0.02	$(5,000)	18,781,185	$(0.27)

For the three and nine months ended September 30, 2011, there were stock options outstanding to acquire 1,545,086 and 1,463,086 shares of the Company's common stock which were excluded from the computation of its diluted earnings per share as their effect would be antidilutive.

For the three months ended September 30, 2010, the Company has excluded stock options and warrants to acquire 1,271,817 shares of the Company's common stock since their effect would be anti-dilutive.   For the nine months ended September 30, 2010, the Company has excluded options, warrants and convertible preferred stock to acquire 16,020,727 of its common stock since their effect would be anti-dilutive.